Off-Balance Sheet Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Lower Range	Dec. 31, 2012 Upper Range	Dec. 31, 2012 Unused lines of Credit - Fixed Rate	Dec. 31, 2011 Unused lines of Credit - Fixed Rate	Dec. 31, 2012 Unused lines of Credit - Variable Rate	Dec. 31, 2011 Unused lines of Credit - Variable Rate	Dec. 31, 2012 Commitments to fund loans - Fixed Rate	Dec. 31, 2011 Commitments to fund loans - Fixed Rate	Dec. 31, 2012 Commitments to fund loans - Variable Rate	Dec. 31, 2011 Commitments to fund loans - Variable Rate
Contractual amount of financial instruments with off-balance sheet risk			$ 2,474	$ 5,798	$ 49,196	$ 47,217	$ 5,145	$ 3,610	$ 2,868	$ 1,919
Interest rate of commitments	1.00%	4.35%
Term of commitments	1 year	30 years